INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 5,861	$ 13,903
Restricted bank deposit	0	1
Trade receivables	19,441	16,711
Advances to suppliers	3,024	2,300
Other accounts receivable	6,167	14,481
Loans receivable	686	2,708
Biological assets	1,491	1,687
Inventories	26,647	29,391
Total current assets	63,317	81,182
NON-CURRENT ASSETS:
Property, plant and equipment, net	22,671	30,268
Investments in affiliates	2,311	2,429
Advance payment for intangible assets of pharmacy	6,173	3,129
Derivative assets	8	14
Right-of-use assets, net	16,202	18,162
Deferred tax assets	679	16
Intangible assets, net	26,719	30,885
Goodwill	117,225	121,303
Total non-current assets	191,988	206,206
Total assets	255,305	287,388
CURRENT LIABILITIES:
Trade payables	15,200	13,989
Bank Loans and credit facilities	18,002	9,502
Other accounts payable and accrued expenses	16,050	20,143
Accrued purchase consideration liabilities	2,741	6,039
Current maturities of operating lease liabilities	1,567	1,554
Total current liabilities	53,560	51,227
NON-CURRENT LIABILITIES:
Warrants measured at fair value	319	6,022
Operating lease liabilities	16,102	17,820
Long-term loans	354	392
Employee benefit liabilities, net	180	391
Deferred tax liability, net	5,249	6,591
Total non-current liabilities	22,204	31,216
Total liabilities	75,764	82,443
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	241,837	237,677
Treasury Stock	(660)	(660)
Translation reserve	1,004	2,614
Reserve from share-based payment transactions	14,242	12,348
Accumulated deficit	(78,860)	(50,743)
Total equity attributable to equity holders of the Company	177,563	201,236
Non-controlling interests	1,978	3,709
Total equity	179,541	204,945
Total liabilities and equity	$ 255,305	$ 287,388